Leases - Schedule of Lease Expense and Operating Lease Asset and Liabilities (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Schedule of Lease Expense [Abstract]
Operating lease cost	$ 51,298	$ 21,553	$ 104,319	$ 21,553
Other short-term lease cost	22,170	6,228	93,516	16,879
Total lease cost	73,468	$ 27,781	197,835	$ 38,432
Operating lease right-of-use asset, gross	824,314		824,314		$ 331,478
Accumulated amortization	(88,443)		(88,443)		(23,586)
Operating lease right-of-use asset, net	735,871		735,871		307,892
Short-term operating lease liabilities	135,976		135,976		36,225
Long-term operating lease liabilities	614,126		614,126		265,413
Total operating lease liabilities	$ 750,102		$ 750,102		$ 301,638
Weighted average operating lease term	4 years 4 months 13 days		4 years 4 months 13 days		4 years 9 months
Weighted average operating lease discount rate	9.50%		9.50%		11.83%